Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity
Dividends declared (in dollars per share)	$ 6.19	$ 8.15	$ 1.08